SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (new options)		518,175
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, December 31, 2018		6,034,054
Granted (new options)	1,423,337
Granted (replacement options)	6,456,707
Forfeited	(87,950)
Expired	(140,446)
Exercised	(11,000)
Replaced	(6,456,707)
Outstanding, December 31, 2019	7,217,995		6,034,054
Vested and expected to vest at December 31, 2019	7,217,995
Exercisable at December 31, 2019	636,052
Weighted Average Exercise Price
Outstanding, December 31, 2018		$ 10.92
Granted (new option)	$ 5.85
Granted (replacement option)	2.05
Forfeited	16.94
Expired	22.27
Exercised	1.97
Replaced	8.70
Outstanding, December 31, 2019	3.84		$ 10.92
Vested and expected to vest at December 31, 2019	3.84
Exercisable at December 31, 2019	$ 16.42
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2018			4 years 6 months
Outstanding, December 31, 2019	5 years 18 days
Vested and expected to vest at December 31, 2019	5 years 18 days
Exercisable at December 31, 2019	4 years 4 days
Aggregated Intrinsic Value
Outstanding, December 31, 2018		$ 5,919,000
Outstanding, December 31, 2019	$ 5,299,000		$ 5,919,000
Vested and expected to vest at December 31, 2019	5,299,000
Exercisable at December 31, 2019	$ 86,000
Employees and Directors [Member] | China Index Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (new options)	6,773,143
Forfeited	(59,340)
Expired	(76,185)
Outstanding, December 31, 2019	6,637,618
Vested and expected to vest at December 31, 2019	6,637,618
Exercisable at December 31, 2019	326,165
Weighted Average Exercise Price
Granted (new option)	$ 0.001
Forfeited	0.001
Expired	0.001
Outstanding, December 31, 2019	0.001
Vested and expected to vest at December 31, 2019	0.001
Exercisable at December 31, 2019	$ 0.001
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2018		0 years
Outstanding, December 31, 2019	4 years 9 months 11 days
Vested and expected to vest at December 31, 2019	4 years 9 months 11 days
Exercisable at December 31, 2019	3 years 1 month 13 days
Aggregated Intrinsic Value
Outstanding, December 31, 2019	$ 24,154
Vested and expected to vest at December 31, 2019	24,154
Exercisable at December 31, 2019	$ 1,187